Subsequent events	6 Months Ended
Jun. 30, 2023
Subsequent events
Subsequent events

13.Subsequent events

Management has evaluated subsequent events after the balance sheet date, through the issuance of these Interim Condensed Consolidated Financial Statements, for appropriate accounting and disclosures. The Company has determined that there were no other such events that warrant disclosure or recognition in these Interim Condensed Consolidated Financial Statements.